UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund (Initial Class and Class L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	3.16%
Communications	11.32%
Consumer, Cyclical	8.90%
Consumer, Non-cyclical	20.93%
Diversified	0.04%
Energy	10.43%
Financial	15.81%
Industrial	10.15%
Technology	12.42%
Utilities	2.99%
Short Term Investments	3.85%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,068.10	$3.10

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03

Class L
Actual	$1,000.00	$1,066.60	$4.34

Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.24

*Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials - 3.17%
24,011	Air Products & Chemicals Inc	$3,088,295
7,658	Airgas Inc	834,033
132,143	Alcoa Inc	1,967,609
11,685	Allegheny Technologies Inc	526,994
5,940	CF Industries Holdings Inc	1,428,748
137,119	Dow Chemical Co	7,056,144
16,987	Eastman Chemical Co	1,483,814
30,346	Ecolab Inc	3,378,724
104,550	EI du Pont de Nemours & Co	6,841,752
14,893	FMC Corp	1,060,233
116,266	Freeport-McMoRan Copper & Gold Inc	4,243,709
9,421	International Flavors & Fragrances Inc	982,422
49,915	International Paper Co	2,519,210
47,294	LyondellBasell Industries NV Class A	4,618,259
19,544	MeadWestvaco Corp	865,017
59,030	Monsanto Co	7,363,402
37,952	Mosaic Co	1,876,726
55,838	Newmont Mining Corp	1,420,519
35,471	Nucor Corp	1,746,947
15,996	PPG Industries Inc	3,361,559
33,506	Praxair Inc	4,450,937
9,720	Sherwin-Williams Co	2,011,165
13,476	Sigma-Aldrich Corp	1,367,545
15,426	United States Steel Corp (a)	401,693
		64,895,456
Communications - 11.34%
42,200	Amazon.com Inc (b)	13,705,716
587,219	AT&T Inc (c)	20,764,064
23,805	Cablevision Systems Corp Class A (a)	420,158
60,039	CBS Corp Class B	3,730,823
66,329	CenturyLink Inc	2,401,110
580,952	Cisco Systems Inc	14,436,657
294,360	Comcast Corp Class A	15,801,245
147,582	Corning Inc	3,239,425
53,435	DIRECTV (b)	4,542,509
24,832	Discovery Communications Inc Class A (b)	1,844,521
130,698	eBay Inc (b)	6,542,742
11,753	Expedia Inc	925,666
8,788	F5 Networks Inc (b)	979,335
194,657	Facebook Inc Class A (b)	13,098,469
106,311	Frontier Communications Corp (a)	620,856
25,358	Gannett Co Inc	793,959
32,077	Google Inc Class A (b)(c)	18,754,460
32,077	Google Inc Class C (b)(c)	18,453,257
554	Graham Holdings Co Class B	397,833
12,269	Harris Corp	929,377
50,612	Interpublic Group of Cos Inc	987,440
54,065	Juniper Networks Inc (b)	1,326,755
26,851	Motorola Solutions Inc	1,787,471

Shares		Fair Value
Communications - (continued)
6,770	Netflix Inc (b)	$2,982,862
56,441	News Corp Class A (b)	1,012,552
34,135	Nielsen NV	1,652,475
29,761	Omnicom Group Inc	2,119,578
5,880	Priceline Group Inc (b)	7,073,640
12,099	Scripps Networks Interactive Inc Class A	981,713
77,518	Symantec Corp	1,775,162
31,636	Time Warner Cable Inc	4,659,983
100,080	Time Warner Inc	7,030,620
12,063	TripAdvisor Inc (b)	1,310,766
217,202	Twenty-First Century Fox Inc Class A	7,634,650
15,462	VeriSign Inc (b)	754,700
468,976	Verizon Communications Inc (c)	22,946,996
44,427	Viacom Inc Class B	3,853,154
183,459	Walt Disney Co	15,729,775
66,209	Windstream Holdings Inc (a)	659,442
105,903	Yahoo! Inc (b)	3,720,372
		232,382,288
Consumer, Cyclical - 8.92%
6,925	AutoNation Inc (b)	413,284
3,821	AutoZone Inc (b)	2,048,973
24,104	Bed Bath & Beyond Inc (b)	1,383,088
31,475	Best Buy Co Inc	976,040
25,579	BorgWarner Inc	1,667,495
24,517	CarMax Inc (b)	1,275,129
50,333	Carnival Corp	1,895,038
3,492	Chipotle Mexican Grill Inc (b)	2,069,045
31,480	Coach Inc	1,076,301
48,993	Costco Wholesale Corp	5,642,034
133,606	CVS Caremark Corp	10,069,884
14,275	Darden Restaurants Inc	660,504
31,433	Delphi Automotive PLC	2,160,705
95,036	Delta Air Lines Inc	3,679,794
33,830	Dollar General Corp (b)	1,940,489
23,361	Dollar Tree Inc (b)	1,272,240
30,458	DR Horton Inc	748,658
11,001	Family Dollar Stores Inc	727,606
30,488	Fastenal Co	1,508,851
447,415	Ford Motor Co	7,713,435
5,609	Fossil Group Inc (b)	586,253
13,968	GameStop Corp Class A (a)	565,285
31,358	Gap Inc	1,303,552
148,718	General Motors Co	5,398,463
17,929	Genuine Parts Co	1,574,166
30,910	Goodyear Tire & Rubber Co	858,680
25,733	Harley-Davidson Inc	1,797,450
7,252	Harman International Industries Inc	779,082
12,745	Hasbro Inc	676,122
155,122	Home Depot Inc	12,558,677
76,851	Johnson Controls Inc	3,837,171

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical - (continued)
22,597	Kohl's Corp	$1,190,410
26,987	L Brands Inc	1,583,057
19,679	Lennar Corp Class A	826,124
113,207	Lowe's Cos Inc	5,432,804
42,642	Macy's Inc	2,474,089
25,932	Marriott International Inc Class A	1,662,241
38,330	Mattel Inc	1,493,720
112,057	McDonald's Corp	11,288,622
20,088	Michael Kors Holdings Ltd (b)	1,780,801
6,888	Mohawk Industries Inc (b)	952,886
33,263	Newell Rubbermaid Inc	1,030,820
83,887	NIKE Inc Class B	6,505,437
17,157	Nordstrom Inc	1,165,475
11,995	O'Reilly Automotive Inc (b)	1,806,447
39,346	PACCAR Inc	2,472,109
12,103	PetSmart Inc	723,759
38,275	PulteGroup Inc	771,624
8,748	PVH Corp	1,020,017
6,891	Ralph Lauren Corp	1,107,315
25,354	Ross Stores Inc	1,676,660
81,151	Southwest Airlines Co	2,179,716
76,315	Staples Inc	827,255
84,334	Starbucks Corp	6,525,765
22,115	Starwood Hotels & Resorts Worldwide Inc	1,787,334
71,252	Target Corp	4,129,053
12,584	Tiffany & Co	1,261,546
80,727	TJX Cos Inc	4,290,640
15,672	Tractor Supply Co	946,589
18,132	Under Armour Inc Class A (b)	1,078,673
11,849	Urban Outfitters Inc (b)	401,207
38,479	VF Corp	2,424,177
181,630	Wal-Mart Stores Inc	13,634,964
99,343	Walgreen Co	7,364,297
8,732	Whirlpool Corp	1,215,669
6,896	WW Grainger Inc	1,753,446
14,625	Wyndham Worldwide Corp	1,107,405
9,039	Wynn Resorts Ltd	1,876,135
50,487	Yum! Brands Inc	4,099,544
		182,731,326
Consumer, Non-cyclical - 20.96%
170,408	Abbott Laboratories	6,969,687
179,968	AbbVie Inc	10,157,394
19,494	Actavis PLC (b)	4,348,137
22,826	ADT Corp	797,540
41,246	Aetna Inc	3,344,226
22,348	Alexion Pharmaceuticals Inc (b)	3,491,875
33,312	Allergan Inc	5,637,057
5,997	Alliance Data Systems Corp (b)	1,686,656
225,695	Altria Group Inc	9,465,648
25,869	AmerisourceBergen Corp	1,879,642
85,683	Amgen Inc	10,142,297
72,530	Archer-Daniels-Midland Co	3,199,298
53,729	Automatic Data Processing Inc	4,259,635
10,850	Avery Dennison Corp	556,063

Shares		Fair Value
Consumer, Non-cyclical - (continued)
48,096	Avon Products Inc	$702,683
60,763	Baxter International Inc	4,393,165
21,737	Becton Dickinson & Co	2,571,487
26,645	Biogen Idec Inc (b)	8,401,435
155,770	Boston Scientific Corp (b)	1,989,183
187,546	Bristol-Myers Squibb Co	9,097,856
18,049	Brown-Forman Corp Class B	1,699,674
19,751	Campbell Soup Co	904,793
37,691	Cardinal Health Inc	2,584,095
25,237	CareFusion Corp (b)	1,119,261
90,854	Celgene Corp (b)	7,802,542
30,546	Cigna Corp	2,809,316
11,737	Cintas Corp	745,769
14,256	Clorox Co	1,302,998
428,005	Coca-Cola Co (c)	18,130,292
28,318	Coca-Cola Enterprises Inc	1,353,034
98,891	Colgate-Palmolive Co	6,742,388
46,673	ConAgra Foods Inc	1,385,255
18,386	Constellation Brands Inc Class A (b)	1,620,358
51,989	Covidien PLC	4,688,368
8,799	CR Bard Inc	1,258,345
19,255	DaVita HealthCare Partners Inc (b)	1,392,522
16,047	DENTSPLY International Inc	759,825
22,847	Dr Pepper Snapple Group Inc	1,338,377
12,768	Edwards Lifesciences Corp (b)	1,096,005
111,788	Eli Lilly & Co	6,949,860
13,307	Equifax Inc	965,290
28,536	Estee Lauder Cos Inc Class A	2,119,083
87,520	Express Scripts Holding Co (b)	6,067,762
26,470	Forest Laboratories Inc (b)	2,620,530
70,434	General Mills Inc	3,700,602
173,481	Gilead Sciences Inc (b)	14,383,310
32,217	H&R Block Inc	1,079,914
16,630	Hershey Co	1,619,263
15,162	Hormel Foods Corp	748,245
17,774	Hospira Inc (b)	913,050
17,499	Humana Inc	2,234,972
4,378	Intuitive Surgical Inc (b)	1,802,860
18,684	Iron Mountain Inc	662,348
12,252	JM Smucker Co	1,305,696
320,429	Johnson & Johnson (c)	33,523,282
28,500	Kellogg Co	1,872,450
14,565	Keurig Green Mountain Inc	1,814,945
43,244	Kimberly-Clark Corp	4,809,598
66,548	Kraft Foods Group Inc	3,989,553
56,805	Kroger Co	2,807,871
9,620	Laboratory Corp of America Holdings (b)	985,088
42,438	Lorillard Inc	2,587,445
113,973	MasterCard Inc Class A	8,373,596
14,494	McCormick & Co Inc	1,037,625

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical - (continued)
30,891	McGraw Hill Financial Inc	$2,564,880
25,961	McKesson Corp	4,834,198
22,352	Mead Johnson Nutrition Co Class A	2,082,536
113,155	Medtronic Inc	7,214,763
331,638	Merck & Co Inc (c)	19,185,258
17,659	Molson Coors Brewing Co Class B	1,309,591
191,833	Mondelez International Inc Class A	7,214,839
15,537	Monster Beverage Corp (b)	1,103,593
21,248	Moody's Corp	1,862,600
43,326	Mylan Inc (b)	2,233,889
10,286	Patterson Cos Inc	406,400
171,701	PepsiCo Inc	15,339,767
14,962	Perrigo Co PLC	2,180,861
722,351	Pfizer Inc (c)	21,439,378
178,309	Philip Morris International Inc	15,033,232
306,451	Procter & Gamble Co (c)	24,083,984
24,030	Quanta Services Inc (b)	830,957
17,128	Quest Diagnostics Inc	1,005,242
8,997	Regeneron Pharmaceuticals Inc (b)	2,541,383
36,102	Reynolds American Inc	2,178,756
16,205	Robert Half International Inc	773,627
25,972	Safeway Inc	891,878
31,762	St Jude Medical Inc	2,199,518
32,715	Stryker Corp	2,758,529
66,588	Sysco Corp	2,493,721
12,150	Tenet Healthcare Corp (b)	570,321
17,966	Total System Services Inc	564,312
31,067	Tyson Foods Inc Class A	1,166,255
111,559	UnitedHealth Group Inc	9,119,948
12,585	Varian Medical Systems Inc (b)	1,046,317
25,986	Vertex Pharmaceuticals Inc (b)	2,460,354
31,855	WellPoint Inc	3,427,917
62,951	Western Union Co	1,091,570
41,626	Whole Foods Market Inc	1,608,012
19,564	Zimmer Holdings Inc	2,031,917
56,227	Zoetis Inc	1,814,445
		429,463,167
Diversified - 0.04%
34,662	Leucadia National Corp	908,838
Energy - 10.44%
57,131	Anadarko Petroleum Corp	6,254,131
43,798	Apache Corp	4,406,955
49,589	Baker Hughes Inc	3,691,901
47,014	Cabot Oil & Gas Corp	1,605,058
24,448	Cameron International Corp (b)	1,655,374
58,898	Chesapeake Energy Corp	1,830,550
215,873	Chevron Corp (c)	28,182,220
9,789	Cimarex Energy Co	1,404,330
138,278	ConocoPhillips	11,854,573
26,001	CONSOL Energy Inc	1,197,866
41,420	Denbury Resources Inc	764,613
42,479	Devon Energy Corp	3,372,833
7,299	Diamond Offshore Drilling Inc (a)	362,249
25,816	Ensco PLC Class A	1,434,595
61,603	EOG Resources Inc	7,198,927

Shares		Fair Value
Energy - (continued)
16,763	EQT Corp	$1,791,965
487,341	Exxon Mobil Corp (c)	49,065,492
26,306	FMC Technologies Inc (b)	1,606,507
95,474	Halliburton Co	6,779,609
12,165	Helmerich & Payne Inc	1,412,478
30,818	Hess Corp	3,047,592
75,283	Kinder Morgan Inc	2,729,761
79,207	Marathon Oil Corp	3,161,943
33,781	Marathon Petroleum Corp	2,637,283
19,263	Murphy Oil Corp	1,280,604
31,501	Nabors Industries Ltd	925,184
47,953	National Oilwell Varco Inc	3,948,930
14,173	Newfield Exploration Co (b)	626,447
28,652	Noble Corp PLC	961,561
40,574	Noble Energy Inc	3,142,862
89,973	Occidental Petroleum Corp	9,233,929
22,558	ONEOK Inc	1,535,749
30,424	Peabody Energy Corp	497,432
64,224	Phillips 66	5,165,536
16,118	Pioneer Natural Resources Co	3,704,078
20,111	QEP Resources Inc	693,829
18,305	Range Resources Corp	1,591,620
13,213	Rowan Cos PLC Class A	421,891
147,439	Schlumberger Ltd	17,390,430
38,464	Southwestern Energy Co (b)	1,749,727
75,120	Spectra Energy Corp	3,191,098
15,376	Tesoro Corp	902,110
37,831	Transocean Ltd (a)	1,703,530
60,558	Valero Energy Corp	3,033,956
83,669	Williams Cos Inc	4,870,372
		214,019,680
Financial - 15.84%
38,200	Ace Ltd	3,961,340
6,259	Affiliated Managers Group Inc (b)	1,285,599
51,918	Aflac Inc	3,231,896
50,423	Allstate Corp	2,960,839
103,413	American Express Co	9,810,791
165,549	American International Group Inc	9,035,665
44,724	American Tower Corp REIT	4,024,266
21,526	Ameriprise Financial Inc	2,583,120
33,797	Aon PLC	3,044,772
15,396	Apartment Investment & Management Co REIT Class A	496,829
7,926	Assurant Inc	519,549
13,646	AvalonBay Communities Inc REIT	1,940,325
1,191,855	Bank of America Corp (c)	18,318,811
128,009	Bank of New York Mellon Corp	4,797,777
80,173	BB&T Corp	3,161,221
203,912	Berkshire Hathaway Inc Class B (b)(c)	25,807,103
14,052	BlackRock Inc Class A	4,491,019
17,255	Boston Properties Inc REIT	2,039,196
65,295	Capital One Financial Corp	5,393,367

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial - (continued)
32,861	CBRE Group Inc Class A (b)	$1,052,866
132,310	Charles Schwab Corp	3,563,108
27,697	Chubb Corp	2,552,833
15,986	Cincinnati Financial Corp	767,968
343,963	Citigroup Inc	16,200,657
35,625	CME Group Inc	2,527,594
20,880	Comerica Inc	1,047,341
37,043	Crown Castle International Corp REIT	2,750,813
52,986	Discover Financial Services	3,284,072
32,510	E*TRADE Financial Corp (b)	691,163
37,408	Equity Residential REIT	2,356,704
6,940	Essex Property Trust Inc REIT	1,283,275
99,405	Fifth Third Bancorp	2,122,297
45,324	Franklin Resources Inc	2,621,540
62,163	General Growth Properties Inc REIT	1,464,560
52,636	Genworth Financial Inc Class A (b)	915,866
47,103	Goldman Sachs Group Inc	7,886,926
51,100	Hartford Financial Services Group Inc	1,829,891
50,266	HCP Inc REIT	2,080,007
34,449	Health Care Inc REIT	2,158,919
83,632	Host Hotels & Resorts Inc REIT	1,840,740
53,924	Hudson City Bancorp Inc	530,073
97,281	Huntington Bancshares Inc	928,061
12,748	Intercontinental Exchange Inc	2,408,097
50,439	Invesco Ltd	1,904,072
428,622	JPMorgan Chase & Co (c)	24,697,200
102,602	KeyCorp	1,470,287
44,117	Kimco Realty Corp REIT	1,013,809
13,632	Legg Mason Inc	699,458
30,453	Lincoln National Corp	1,566,502
35,001	Loews Corp	1,540,394
14,485	M&T Bank Corp	1,796,864
15,401	Macerich Co REIT	1,028,017
62,078	Marsh & McLennan Cos Inc	3,216,882
127,349	MetLife Inc	7,075,510
156,188	Morgan Stanley	5,049,558
14,949	NASDAQ OMX Group Inc	577,330
48,304	Navient Corp	855,464
25,091	Northern Trust Corp	1,611,093
37,846	People's United Financial Inc	574,124
19,972	Plum Creek Timber Co Inc REIT	900,737
60,403	PNC Financial Services Group Inc	5,378,887
31,870	Principal Financial Group Inc	1,608,798
63,201	Progressive Corp	1,602,777
55,922	Prologis Inc REIT	2,297,835
52,116	Prudential Financial Inc	4,626,337
16,191	Public Storage REIT	2,774,328
157,380	Regions Financial Corp	1,671,376
35,115	Simon Property Group Inc REIT	5,838,922
48,678	State Street Corp	3,274,082
61,035	SunTrust Banks Inc	2,445,062
29,044	T Rowe Price Group Inc	2,451,604
10,333	Torchmark Corp	846,479
39,734	Travelers Cos Inc Class A	3,737,777

Shares		Fair Value
Financial - (continued)
31,275	Unum Group	$1,087,119
205,019	US Bancorp	8,881,423
32,856	Ventas Inc REIT	2,106,070
57,164	Visa Inc Class A	12,045,027
19,126	Vornado Realty Trust REIT	2,041,318
542,842	Wells Fargo & Co (c)	28,531,776
65,133	Weyerhaeuser Co REIT	2,155,251
33,928	XL Group PLC	1,110,463
21,155	Zions Bancorporation	623,438
		324,482,306
Industrial - 10.17%
71,000	3M Co	10,170,040
37,551	Agilent Technologies Inc	2,156,929
10,287	Allegion PLC	583,067
27,118	AMETEK Inc	1,417,729
18,213	Amphenol Corp Class A	1,754,640
17,066	Ball Corp	1,069,697
11,229	Bemis Co Inc	456,571
76,083	Boeing Co	9,680,040
70,815	Caterpillar Inc	7,695,466
17,743	CH Robinson Worldwide Inc	1,131,826
116,384	CSX Corp	3,585,791
19,967	Cummins Inc	3,080,708
68,037	Danaher Corp	5,356,553
41,694	Deere & Co	3,775,392
19,126	Dover Corp	1,739,510
53,880	Eaton Corp PLC	4,158,458
79,028	Emerson Electric Co	5,244,298
23,019	Expeditors International of Washington Inc	1,016,519
31,332	FedEx Corp	4,743,038
16,205	FLIR Systems Inc	562,800
16,070	Flowserve Corp	1,194,804
18,383	Fluor Corp	1,413,653
13,475	Garmin Ltd (a)	820,628
37,415	General Dynamics Corp	4,360,718
1,135,739	General Electric Co (c)	29,847,221
88,324	Honeywell International Inc	8,209,716
44,082	Illinois Tool Works Inc	3,859,820
29,100	Ingersoll-Rand PLC Class A	1,819,041
21,155	Jabil Circuit Inc	442,140
14,600	Jacobs Engineering Group Inc (b)	777,888
11,457	Joy Global Inc	705,522
12,331	Kansas City Southern	1,325,706
9,681	L-3 Communications Holdings Inc	1,168,981
15,680	Leggett & Platt Inc	537,510
30,200	Lockheed Martin Corp	4,854,046
38,695	Masco Corp	859,029
34,681	Norfolk Southern Corp	3,573,183
24,909	Northrop Grumman Corp	2,979,864
18,147	Owens-Illinois Inc (b)	628,612
12,320	Pall Corp	1,052,005
16,574	Parker Hannifin Corp	2,083,849
22,603	Pentair PLC (b)	1,630,128
12,559	PerkinElmer Inc	588,264

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial - (continued)
16,421	Precision Castparts Corp	$4,144,660
35,854	Raytheon Co	3,307,531
31,021	Republic Services Inc	1,177,867
15,541	Rockwell Automation Inc	1,945,112
16,078	Rockwell Collins Inc	1,256,335
11,253	Roper Industries Inc	1,643,051
5,702	Ryder System Inc	502,289
21,106	Sealed Air Corp	721,192
6,237	Snap-on Inc	739,209
17,943	Stanley Black & Decker Inc	1,575,754
9,230	Stericycle Inc (b)	1,093,017
47,300	TE Connectivity Ltd	2,925,032
30,223	Textron Inc	1,157,239
45,116	Thermo Fisher Scientific Inc	5,323,688
51,200	Tyco International Ltd	2,334,720
103,388	Union Pacific Corp	10,312,953
80,242	United Parcel Service Inc Class B	8,237,644
94,944	United Technologies Corp	10,961,285
14,186	Vulcan Materials Co	904,357
48,163	Waste Management Inc	2,154,331
9,734	Waters Corp (b)	1,016,619
19,569	Xylem Inc	764,757
		208,310,042
Technology - 12.44%
71,371	Accenture PLC Class A	5,769,632
52,845	Adobe Systems Inc (b)	3,823,864
18,931	Akamai Technologies Inc (b)	1,155,927
34,842	Altera Corp	1,211,108
35,413	Analog Devices Inc	1,914,781
683,244	Apple Inc (c)	63,493,865
139,057	Applied Materials Inc	3,135,735
25,261	Autodesk Inc (b)	1,424,215
27,624	Avago Technologies Ltd	1,990,862
61,251	Broadcom Corp Class A	2,273,637
37,395	CA Inc	1,074,732
32,150	Cerner Corp (b)	1,658,297
18,716	Citrix Systems Inc (b)	1,170,686
67,433	Cognizant Technology Solutions Corp Class A (b)	3,298,148
16,523	Computer Sciences Corp	1,044,254
4,920	Dun & Bradstreet Corp	542,184
34,468	Electronic Arts Inc (b)	1,236,367
230,956	EMC Corp	6,083,381
32,781	Fidelity National Information Services Inc	1,794,432
7,968	First Solar Inc (b)	566,206
29,782	Fiserv Inc (b)	1,796,450
213,728	Hewlett-Packard Co	7,198,359
563,658	Intel Corp (c)	17,417,032
107,850	International Business Machines Corp (c)	19,549,969
31,975	Intuit Inc	2,574,947
19,369	KLA-Tencor Corp	1,406,964

Shares		Fair Value
Technology - (continued)
18,885	Lam Research Corp	$1,276,248
26,591	Linear Technology Corp	1,251,638
21,699	Microchip Technology Inc (a)	1,059,128
119,644	Micron Technology Inc (b)	3,942,270
852,244	Microsoft Corp (c)	35,538,575
39,771	NetApp Inc	1,452,437
62,505	NVIDIA Corp	1,158,843
390,552	Oracle Corp	15,829,073
36,192	Paychex Inc	1,504,139
21,859	Pitney Bowes Inc	603,746
191,105	QUALCOMM Inc	15,135,516
20,984	Red Hat Inc (b)	1,159,786
63,301	salesforce.com inc (b)	3,676,522
25,358	SanDisk Corp	2,648,136
37,076	Seagate Technology PLC	2,106,658
18,818	Teradata Corp (b)	756,484
123,726	Texas Instruments Inc	5,912,865
23,979	Western Digital Corp	2,213,262
129,828	Xerox Corp	1,615,060
30,245	Xilinx Inc	1,430,891
		254,877,311
Utilities - 2.99%
74,296	AES Corp	1,155,303
12,352	AGL Resources Inc	679,731
27,138	Ameren Corp	1,109,401
54,570	American Electric Power Co Inc	3,043,369
47,606	CenterPoint Energy Inc	1,215,857
29,132	CMS Energy Corp	907,462
32,587	Consolidated Edison Inc	1,881,573
65,578	Dominion Resources Inc	4,690,139
19,927	DTE Energy Co	1,551,716
79,991	Duke Energy Corp	5,934,532
36,311	Edison International	2,110,032
20,112	Entergy Corp	1,650,994
95,765	Exelon Corp	3,493,507
46,491	FirstEnergy Corp	1,614,167
8,942	Integrys Energy Group Inc	636,045
49,101	NextEra Energy Inc	5,031,871
34,239	NiSource Inc	1,346,962
35,324	Northeast Utilities	1,669,766
37,946	NRG Energy Inc	1,411,591
26,194	Pepco Holdings Inc	719,811
51,614	PG&E Corp	2,478,504
12,631	Pinnacle West Capital Corp	730,577
70,524	PPL Corp	2,505,718
57,520	Public Service Enterprise Group Inc	2,346,241
14,780	SCANA Corp	795,312
25,379	Sempra Energy	2,657,435
100,141	Southern Co	4,544,399
22,288	TECO Energy Inc	411,882

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Utilities - (continued)
25,707	Wisconsin Energy Corp	$1,206,172
55,632	Xcel Energy Inc	1,793,019
		61,323,088
TOTAL COMMON STOCK - 96.31% (Cost $1,285,039,670)		$1,973,393,502
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes - 3.40%
	Federal Farm Credit Banks Funding Corp
$1,432,000	0.01%, 07/01/2014	1,432,000
35,000,000	0.03%, 07/17/2014	34,999,533
	Federal Home Loan Bank
20,800,000	0.00%, 07/01/2014	20,800,000
12,355,000	0.03%, 07/02/2014	12,354,990
		69,586,523
U.S. Treasury Bonds and Notes - 0.18%
3,665,000	U.S. Treasury Bills(d)(e)
	0.00%, 09/11/2014	3,664,982

Principal Amount		Fair Value
Repurchase Agreements - 0.28%
$284,346	Undivided interest of 1.16% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $284,346 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (f)	$284,346
1,350,822	Undivided interest of 1.50% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $1,350,822 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (f)	1,350,822
1,350,822	Undivided interest of 1.82% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $1,350,822 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (f)	1,350,822

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements - (continued)
$1,350,823	Undivided interest of 3.46% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $1,350,823 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (f)	$1,350,823
1,350,823	Undivided interest of 5.70% in a repurchase agreement (principal amount/value $23,699,731 with a maturity value of $23,699,790) with Scotia Capital (USA) Inc, 0.09%, dated 6/30/14 to be repurchased at $1,350,823 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.38%, 7/2/14 - 11/15/43, with a value of $24,173,787. (f)	1,350,823
		5,687,636
TOTAL SHORT TERM INVESTMENTS - 3.86% (Cost $78,939,141)		$78,939,141
TOTAL INVESTMENTS - 100.17% (Cost $1,363,978,811)		$2,052,332,643
OTHER ASSETS & LIABILITIES, NET - (0.17)%		$(3,435,325)
TOTAL NET ASSETS - 100.00%		$2,048,897,318

(a)	All or a portion of the security is on loan at June 30, 2014.

(b)	Non-income producing security.

(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.

(d)	The security's yield to maturity was less than 0.01%.

(e)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.

(f)	Collateral received for securities on loan.

REIT	Real Estate Investment Trust

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500® Emini Long Futures	788	USD	$76,924,560	September 2014	$467,480

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $5,516,249 of securities on loan)(a)	$2,046,645,007
Repurchase agreements, fair value(b)	5,687,636
Cash	2,027,957
Subscriptions receivable	4,351,296
Variation margin on futures contracts	17,216
Dividends and interest receivable	2,095,232
Total Assets	2,060,824,344
LIABILITIES:
Payable to investment adviser	1,033,890
Payable upon return of securities loaned	5,687,636
Redemptions payable	3,536,854
Payable for investments purchased	1,664,907
Payable for distribution fees	3,739
Total Liabilities	11,927,026
NET ASSETS	$2,048,897,318
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$11,809,051
Paid-in capital in excess of par	1,337,219,486
Net unrealized appreciation on investments and futures contracts	688,821,312
Undistributed net investment income	600,180
Accumulated net realized gain on investments and futures contracts	10,447,289
NET ASSETS	$2,048,897,318
NET ASSETS BY CLASS
Initial Class	$2,030,343,819
Class L	$18,553,499
CAPITAL STOCK:
Authorized
Initial Class	180,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	116,785,558
Class L	1,304,951
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$17.39
Class L	$14.22
(a) Cost of investments	$1,358,291,175
(b) Cost of repurchase agreements	$5,687,636

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$5,828
Income from securities lending	17,603
Dividends	18,726,754
Foreign withholding tax	(2,011)
Total Income	18,748,174
EXPENSES:
Management fees	5,654,683
Distribution fees - Class L	19,260
Total Expenses	5,673,943
Less amount waived by distributor - Class L	23
Net Expenses	5,673,920
NET INVESTMENT INCOME	13,074,254
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	7,824,027
Net realized gain on futures contracts	5,903,696
Net Realized Gain on Investments	13,727,723
Net change in unrealized appreciation on investments	104,040,068
Net change in unrealized depreciation on futures contracts	(1,038,712)
Net Change in Unrealized Appreciation on Investments	103,001,356
Net Realized and Unrealized Gain on Investments and Futures Contracts	116,729,079
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,803,333

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013
	2014 (Unaudited)	2013
Great-West S&P 500® Index Fund
OPERATIONS:
Net investment income	$13,074,254	$23,226,973
Net realized gain on investments	13,727,723	20,570,282
Net change in unrealized appreciation on investments	103,001,356	379,198,060
Net Increase in Net Assets Resulting from Operations	129,803,333	422,995,315
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(12,338,671)	(29,730,482)
Class L	(135,403)	(212,595)
From net investment income	(12,474,074)	(29,943,077)
From net realized gains
Initial Class	—	(11,145,392)
Class L	—	(76,189)
From net realized gains	0	(11,221,581)
Total Distributions	(12,474,074)	(41,164,658)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	355,881,325	622,683,562
Class L	8,119,977	8,287,969
Shares issued in reinvestment of distributions
Initial Class	12,338,671	40,875,874
Class L	135,403	288,784
Shares redeemed
Initial Class	(258,147,261)	(508,176,310)
Class L	(2,327,820)	(2,320,550)
Net Increase in Net Assets Resulting from Capital Share Transactions	116,000,295	161,639,329
Total Increase in Net Assets	233,329,554	543,469,986
NET ASSETS:
Beginning of period	1,815,567,764	1,272,097,778
End of period(a)	$2,048,897,318	$1,815,567,764
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	21,523,666	42,426,713
Class L	600,757	659,969
Shares issued in reinvestment of distributions
Initial Class	708,712	2,613,484
Class L	9,509	22,213
Shares redeemed
Initial Class	(15,585,076)	(34,393,663)
Class L	(171,020)	(187,179)
Net Increase	7,086,548	11,141,537
(a) Including undistributed net investment income:	$600,180	$0

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West S&P 500® Index Fund - Initial Class
NET ASSET VALUE, BEGINNING OF PERIOD	$16.38	$12.75	$11.34	$11.41	$10.13	$8.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11(a)	0.22(a)	0.21(a)	0.19	0.15	0.15
Net realized and unrealized gain (loss)	1.01	3.79	1.53	(0.02)	1.30	1.95
Total From Investment Operations	1.12	4.01	1.74	0.17	1.45	2.10
LESS DISTRIBUTIONS:
From net investment income	(0.11)	(0.28)	(0.20)	(0.19)	(0.15)	(0.15)
From net realized gains	—	(0.10)	(0.13)	(0.05)	(0.02)	—
Total Distributions	(0.11)	(0.38)	(0.33)	(0.24)	(0.17)	(0.15)
NET ASSET VALUE, END OF PERIOD	$17.39	$16.38	$12.75	$11.34	$11.41	$10.13
TOTAL RETURN(b)	6.81%(c)	31.62%	15.42%	1.50%	14.37%	25.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$2,030,344	$1,803,943	$1,268,188	$938,707	$913,786	$756,638
Ratio of expenses to average net assets	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.39%(d)	1.49%	1.70%	1.47%	1.47%	1.76%
Portfolio turnover rate(e)	2%(c)	4%	6%	9%	13%	15%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Annualized.

(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West S&P 500® Index Fund - Class L
NET ASSET VALUE, BEGINNING OF PERIOD	$13.43	$10.55	$9.52	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08(b)	0.15(b)	0.17(b)	0.25
Net realized and unrealized gain (loss)	0.81	3.13	1.27	(0.45)
Total From Investment Operations	0.89	3.28	1.44	(0.20)
LESS DISTRIBUTIONS:
From net investment income	(0.10)	(0.30)	(0.28)	(0.25)
From net realized gains	—	(0.10)	(0.13)	(0.03)
Total Distributions	(0.10)	(0.40)	(0.41)	(0.28)
NET ASSET VALUE, END OF PERIOD	$14.22	$13.43	$10.55	$9.52
TOTAL RETURN(c) (d)	6.66%(e)	31.28%	15.16%	(1.95%)(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$18,553	$11,625	$3,909	$540
Ratio of expenses to average net assets
Before waiver	0.85%(f)	0.85%	0.85%	0.86%(f)
After waiver	0.85%(f)	0.85%	0.85%	0.84%(f)
Ratio of net investment income to average net assets
Before waiver	1.15%(f)	1.24%	1.58%	1.69%(f)
After waiver	1.15%(f)	1.24%	1.58%	1.70%(f)
Portfolio turnover rate(g)	2%(e)	4%	6%	9%

(a)	Class L inception date was July 29, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)	Not annualized for periods less than one full year.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events

Semi-Annual Report - June 30, 2014

in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 - Unadjusted quoted prices for identical securities in active markets.
Level 2 - Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 - Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Equity Investments:
Domestic Common Stock	$1,927,483,957	$—	$—	$1,927,483,957
Foreign Common Stock	45,909,545	—	—	45,909,545
Short Term Investments	—	78,939,141	—	78,939,141
Total investments, at fair value	1,973,393,502	78,939,141	0	2,052,332,643
Other Financial Investments:
Futures Contracts (a)	467,480	—	—	467,480
Total Assets	$1,973,860,982	$78,939,141	$0	$2,052,800,123
(a) Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Semi-Annual Report - June 30, 2014

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Semi-Annual Report - June 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services - Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 687 futures contracts for the reporting period.

Semi-Annual Report - June 30, 2014

Valuation of derivative investments as of June 30, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$467,480(a)
(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$5,903,696	Net change in unrealized depreciation on futures contracts	$(1,038,712)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.  The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund.  The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $130,515,451 and $32,310,716, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $1,373,111,740. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $739,826,155 and gross depreciation of investments in which there was an excess of tax cost over value of $60,605,252 resulting in net appreciation of $679,220,903.

Semi-Annual Report - June 30, 2014

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $5,516,249 and received collateral of $5,687,636 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Mellon Capital Management Corporation (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that, for the annualized one-, three-, five- and ten-year periods ended December 31, 2013, the Fund was in the third quartile of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it underperformed its index for the same periods reviewed primarily due to Fund expenses. The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. However, the Board noted that the Fund trailed the peer group and peer universe averages by only two and one basis points, respectively.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest or among the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median of its peer group and peer universe. The Board considered management’s representation that three of the thirteen funds in its peer group are not sold in distribution channels similar to the Fund’s and that the Fund compared more favorably relative to the other funds in the peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014